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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Endeavour Capital Advisors, Inc. (1)
Address:  289 Greenwich Avenue, Greenwich, CT 06830

Form 13F File Number: 28-10420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Laurence M. Austin and Mitchell J. Katz are the managing members of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Glenn M. Hofsess
Title:  Chief Financial Officer
Phone:  203-618-0101

Signature, Place, and Date of Signing:

  /s/ Glenn M. Hofsess            Greenwich, CT               08/14/08
------------------------  ---------------------------    -------------------
         (Name)                   (City, State)                (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:    35 items

Form 13F Information Table Value Total:    $228,112
                                         (thousands)

List of Other Included Managers: Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
ITEM 1                            ITEM 2      ITEM 3      ITEM 4       ITEM 5           ITEM 6    ITEM 7   ITEM 8
------                        -------------- --------- ------------ ------------      ---------- -------- ----------
                                                                                                           Voting
                                                       Market Value Shares / Prn SH/  Investment  Other   Authority
Name of Issuer                Title of Class  CUSIP     (X $1,000)      Amt.     PRN  Discretion Managers   Sole
--------------                -------------- --------- ------------ ------------ ---- ---------- -------- ----------
AON CORP                           COM       037389103    12,212        265,819   SH     SOLE      NONE      265,819
ARCELORMITTAL SA LUXEMBOURG   NY REGISTRY SH 03938L104     3,373         34,048   SH     SOLE      NONE       34,048
CITY NATL CORP                     COM       178566105     1,950         46,356   SH     SOLE      NONE       46,356
FEDERAL HOME LN MTG CORP           COM       313400301    17,177      1,047,398   SH     SOLE      NONE    1,047,398
FIRSTFED FINL CORP                 COM       337907109     2,115        263,112   SH     SOLE      NONE      263,112
FIRST HORIZON NATL CORP            COM       320517105    15,899      2,139,877   SH     SOLE      NONE    2,139,877
GRACE W R & CO DEL NEW             COM       38388F108     4,228        180,000   SH     SOLE      NONE      180,000
HANSEN NAT CORP                    COM       411310105     2,236         77,600   SH     SOLE      NONE       77,600
HORSEHEAD HLDG CORP                COM       440694305     2,225        183,012   SH     SOLE      NONE      183,012
HUMANA INC                         COM       444859102     2,112         53,100   SH     SOLE      NONE       53,100
ICONIX BRAND GROUP INC             COM       451055107     2,554        211,458   SH     SOLE      NONE      211,458
J P MORGAN CHASE & CO              COM       46625H100    18,006        524,803   SH     SOLE      NONE      524,803
LIBERTY GLOBAL INC              COM SER A    530555101     2,800         89,086   SH     SOLE      NONE       89,086
LIBERTY GLOBAL INC              COM SER C    530555309     6,153        202,678   SH     SOLE      NONE      202,678
MARSHALL & ILSLEY CORP NEW         COM       571837103    10,689        697,268   SH     SOLE      NONE      697,268
MGIC INVT CORP WIS                 COM       552848103     8,051      1,317,730   SH     SOLE      NONE    1,317,730
MGIC INVT CORP WIS                 CALL      552848903       385         63,000  CALL    SOLE      NONE       63,000
NEWS CORP                          CL A      65248E104     2,557        170,000   SH     SOLE      NONE      170,000
NEW YORK CMNTY BANCORP INC         COM       649445103    12,108        678,692   SH     SOLE      NONE      678,692
NII HLDGS INC                    CL B NEW    62913F201     8,856        186,471   SH     SOLE      NONE      186,471
NORTH AMERN ENERGY PARTNERS        COM       656844107     2,001         92,300   SH     SOLE      NONE       92,300
PRECISION CASTPARTS CORP           COM       740189105     4,678         48,544   SH     SOLE      NONE       48,544
PROASSURANCE CORP                  COM       74267C106     4,829        100,372   SH     SOLE      NONE      100,372
SEACOR HOLDINGS INC                COM       811904101     9,007        100,630   SH     SOLE      NONE      100,630
SPIRIT AEROSYSTEMS HLDGS INC     COM CL A    848574109     6,013        313,500   SH     SOLE      NONE      313,500
SYNOVUS FINL CORP                  COM       87161C105    18,713      2,143,526   SH     SOLE      NONE    2,143,526
TEEKAY OFFSHORE PARTNERS L P  PARTNERSHIP UN Y8565J101     5,000        253,140   SH     SOLE      NONE      253,140
TEEKAY TANKERS LTD                 CL A      Y8565N102     4,600        198,200   SH     SOLE      NONE      198,200
THINKORSWIM GROUP INC              COM       88409C105     7,520      1,066,731   SH     SOLE      NONE    1,066,731
TIME WARNER TELECOM INC            CL A      887319101     3,669        228,900   SH     SOLE      NONE      228,900
WABCO HLDGS INC                    COM       92927K102     3,426         73,732   SH     SOLE      NONE       73,732
WALTER INDS INC                    COM       93317Q105     1,534         14,100   SH     SOLE      NONE       14,100
WASHINGTON MUT INC                 COM       939322103       399         81,000   SH     SOLE      NONE       81,000
WELLPOINT INC                      COM       94973V107     2,993         62,800   SH     SOLE      NONE       62,800
ZIONS BANCORPORATION               COM       989701107    18,044        573,000   SH     SOLE      NONE      573,000
                                                         228,112     13,781,983                           13,781,983
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